Convertible Notes Payable and Advisory Fee Liabilities (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule of senior secured credit facility note balance and convertible debt balances
	December 31, 2018	September 30, 2018
Principal	$6,206,391	$5,568,566
Premiums	1,495,057	1,380,175
Unamortized discounts	(2,000)	(5,000)
	7,699,448	6,943,741
Non-current	(5,696,089)	-
Current	$2,003,359	$6,943,741

	September 30, 2018	September 30, 2017
Principal	$5,568,566	$3,500,000
Premiums	1,380,175	617,647
Unamortized discounts	(5,000))	(338,075)
	6,943,741	3,779,572
Non-current	-	-
Current	$6,943,741	3,779,572